Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0000842517
Registrant Name	ISABELLA BANK CORP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A